Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to amend the Company’s Current Report on Form 8-K filed on December 15, 2022 (the “Original Form 8-K”) to include the recent appointment of LGBTQ Loyalty Holdings, Inc.’s new certified public accounting firm under subheading “(b)”. Specifically, the Original Form 8-K was filed after the resignation of Company’s previous certified public accounting firm, and prior to the appointment of the Company’s new certified public accounting firm. This amendment addresses the appointment of the Company’s new independent certified public accounting firm. The information set forth in the Original 8-K is incorporated herein by reference and restated in part below. Except as stated in this Explanatory Note, this Form 8-K/A does not otherwise change or update the disclosure set forth in the Original Form 8-K and does not otherwise reflect events after the Original Form 8-K was filed.
Document Period End Date	Dec. 09, 2022
Entity File Number	000-54867
Entity Registrant Name	LGBTQ LOYALTY HOLDINGS, INC.
Entity Central Index Key	0001510247
Entity Tax Identification Number	80-0671280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2435 Dixie Highway
Entity Address, City or Town	Wilton Manors
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33305
City Area Code	(954)
Local Phone Number	947-6133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false